UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramius Capital Group LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-06309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     November 16, 2007

THIS AMENDMENT ADDS OMITTED POSITIONS IN THE SAME SECURITY ON THE ORIGINAL
FORM 13F WHICH WAS SUBMITTED ON NOVEMBER 14, 2007. THE ORIGINAL REPORT INCLUDED 1,634,800 SH OF STAR MARITIME ACQUISITION CO *W EXP 12/15/20 FOR RAMIUS SECURITIES LLC, BUT INADVERTENTLY OMITTED THE 514,999 SHARES OF STAR MARITIME ACQUISITION CO *W EXP 12/15/20 HELD BY RAMIUS CAPITAL GROUP, LLC AND RAMIUS ADVISORS,LLC.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     2

Form13F Information Table Value Total:     $2,936 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10676                      Ramius Securities, LLC
02   28-10674                      Ramius Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
STAR MARITIME ACQUISITION CO    *W EXP 12/15/20 85516E115     2423   424999 SH       SOLE                   424999        0        0
STAR MARITIME ACQUISITION CO    *W EXP 12/15/20 85516E115      513    90000 SH       DEFINED 02              90000        0        0